INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Tax discounting of claim reserves	$ 25,462,000		$ 25,462,000	$ 26,781,000
Unearned premium offset	20,731,000		20,731,000	19,575,000
Deferred compensation	5,614,000		5,614,000	8,746,000
Stock option expense	4,678,000		4,678,000	3,954,000
NOL carryforward	3,223,000		3,223,000	5,486,000
Other	433,000		433,000	298,000
Deferred tax assets before allowance	60,141,000		60,141,000	64,840,000
Total deferred tax assets	60,141,000		60,141,000	64,840,000
Deferred tax liabilities:
Net unrealized appreciation of securities	77,036,000		77,036,000	63,274,000
Deferred policy acquisition costs	18,320,000		18,320,000	18,236,000
Book/tax depreciation	1,060,000		1,060,000	2,122,000
Intangible assets from CBIC acquisition	4,541,000		4,541,000	4,869,000
Undistributed earnings of unconsolidated investee	13,812,000		13,812,000	13,016,000
Other	938,000		938,000	1,190,000
Total deferred tax liabilities	115,707,000		115,707,000	102,707,000
Net deferred tax liability	(55,566,000)		(55,566,000)	(37,867,000)
U.S. federal tax rate (as a percent)			35.00%	35.00%	35.00%
Reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations
Provision for income taxes at the statutory federal tax rates			49,956,000	64,255,000	62,883,000
Increase (reduction) in taxes resulting from:
Dividends received deduction			(2,630,000)	(1,980,000)	(1,628,000)
ESOP dividends paid deduction			(3,596,000)	(3,367,000)	(4,358,000)
Tax-exempt interest income			(2,995,000)	(2,412,000)	(3,221,000)
Other items, net			(1,349,000)	492,000	(2,206,000)
Income tax expense			39,386,000	56,988,000	51,470,000
Effective tax rates (as a percent)			27.60%	31.00%	28.60%
Tax benefit recognized from special dividend paid to ESOP			2,900,000	2,700,000	3,600,000
Effective rate reduction due to special dividend paid to ESOP (as a percent)			2.00%	1.50%	2.00%
Capital gains rate (as a percent)			35.00%
Dividend received	6,600,000	7,900,000	6,600,000		7,920,000
Recognized tax benefit from dividend received	1,800,000	2,200,000	1,800,000		2,200,000
Effective rate reduction due to dividend received (as a percent)			1.30%
Expected effective tax rate when deferred items reverse in future years (as a percent)			35.00%
Federal and state income taxes paid			$ 25,900,000	$ 50,500,000	$ 52,000,000